Residential Whole Loans - LTV on Loans (Details) - 90 or more $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Held at Carrying Value
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value / Fair Value	$ 230,903	$ 313,153
UPB	229,520	310,084
Held at Fair Value
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value / Fair Value	781,245	1,004,503
UPB	800,145	1,080,733
Held at Fair Value | Nonperforming Financial Instruments
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value / Fair Value	454,443	571,729
UPB	$ 453,146	$ 625,621
LTV (as a percent)	0.802	0.868
Non-QM loans | Held at Carrying Value
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value / Fair Value	$ 96,473	$ 148,387
UPB	$ 94,755	$ 144,681
LTV (as a percent)	0.646	0.659
Rehabilitation loans | Held at Carrying Value
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value / Fair Value	$ 103,166	$ 136,347
UPB	$ 103,034	$ 136,347
LTV (as a percent)	0.676	0.658
Single-family rental loans | Held at Carrying Value
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value / Fair Value	$ 23,524	$ 20,388
UPB	$ 23,487	$ 20,233
LTV (as a percent)	0.734	0.727
Seasoned performing loans | Held at Carrying Value
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value / Fair Value	$ 7,740	$ 8,031
UPB	$ 8,244	$ 8,823
LTV (as a percent)	0.456	0.551
Agency eligible investor loans | Held at Carrying Value
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value / Fair Value	$ 0	$ 0
UPB	$ 0	$ 0
LTV (as a percent)	0	0
Purchased Credit Deteriorated Loans | Held at Carrying Value
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value / Fair Value	$ 95,899	$ 119,621
UPB	$ 117,479	$ 145,028
LTV (as a percent)	0.791	0.867